Significant Accounting Policies (Details) - Schedule of Revenue Disaggregated by Geography Based on Customer Location - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Revenue Disaggregated by Geography Based on Customer Location [Line Items]
Total revenue	$ 219,786	$ 271,518	$ 322,006
U.S. [Member]
Schedule of Revenue Disaggregated by Geography Based on Customer Location [Line Items]
Total revenue	123,550	138,515	211,294
EMEA [Member]
Schedule of Revenue Disaggregated by Geography Based on Customer Location [Line Items]
Total revenue	60,706	93,243	78,686
Asia Pacific [Member]
Schedule of Revenue Disaggregated by Geography Based on Customer Location [Line Items]
Total revenue	22,006	24,396	23,341
Other [Member]
Schedule of Revenue Disaggregated by Geography Based on Customer Location [Line Items]
Total revenue	$ 13,524	$ 15,364	$ 8,685